UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                           WASHINGTON, D.C.  20549

                                 FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                            INVESTMENT COMPANIES

                 Investment Company Act file number:  811-05643

                        ACM MANAGED INCOME FUND, INC.

               (Exact name of registrant as specified in charter)

              1345 Avenue of the Americas, New York, New York 10105
               (Address of principal executive offices) (Zip code)

                              Mark R. Manley
                      Alliance Capital Management L.P.
                        1345 Avenue of the Americas
                         New York, New York 10105
                  (Name and address of agent for service)

      Registrant's telephone number, including area code:  (800) 221-5672

                 Date of fiscal year end:  August 31, 2005

               Date of reporting period:   February 28, 2005

ITEM 1.  REPORTS TO STOCKHOLDERS.


[LOGO] ALLIANCEBERNSTEIN (SM)
Investment Research and Management


ACM Managed Income Fund


Closed End

Semi-Annual Report--February 28, 2005

Investment Products Offered
-----------------------------
o Are Not FDIC Insured
o May Lose Value
o Are Not Bank Guaranteed
-----------------------------


You may obtain a description of the Fund's proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AllianceBernstein's web site at www.alliancebernstein.com, or go to the Securities and Exchange Commission's (the "Commission") web site at www.sec.gov, or call AllianceBernstein at (800) 227-4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the Commission's web site at www.sec.gov. The Fund's Forms N-Q may also be reviewed and copied at the Commission's Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330

AllianceBernstein Investment Research and Management, Inc. is an affiliate of Alliance Capital Management L.P., the manager of the funds, and is a member of the NASD.

April 22, 2005

Semi-Annual Report

This report provides management's discussion of fund performance for ACM Managed Income Fund (the "Fund") for the semi-annual reporting period ended February 28, 2005. The Fund is a closed-end fund that trades under the New York Stock Exchange symbol "AMF".

Investment Objective and Policies

This closed-end fund is designed to provide investors with a high level of total return by seeking both high current income and capital appreciation. The Fund invests at least 50% of its total assets in U.S. Government Securities and repurchase agreements pertaining to U.S. Government Securities including certain securities not backed by the full faith and credit of the U.S. Government. A significant portion (which may be up to 50% of the Fund's total assets) of the Fund's portfolio may be invested in lower-rated securities, including securities rated Ba, B, or Caa by Moody's Investors Service, or BB, B, or CCC by Standard & Poor's Ratings Services or in comparable non-rated securities. In addition, the Fund may utilize certain other investment techniques, including investing in options and futures contracts. For more information regarding the Fund's risks, please see "A Word About Risk" on page 3 and "Note G--Risks Involved in Investing in the Fund" of the Notes to Financial Statements on page 26.

Investment Results

The table on page 5 provides performance data for the Fund and its current benchmark, the Lehman Brothers (LB) U.S. Aggregate Index, for the six- and 12-month periods ended February 28, 2005. Performance data for an additional benchmark, a 50%/50% composite of the LB Government Index / Credit Suisse First Boston (CSFB) High Yield Index, is also included. This new benchmark is more representative of the structure of the Fund which is comprised of U.S. Treasuries and high yield holdings. The LB U.S. Aggregate Index does not contain high yield holdings within its components.

The Fund outperformed both benchmarks during the six-month reporting period ended February 28, 2005. The Fund's high yield holdings were the primary positive contributor to performance, particularly relative to the LB U.S. Aggregate Index. The high yield market posted strong returns during this same period, outpacing the traditional investment-grade fixed income sectors held within the LB U.S. Aggregate Index.

The Fund's performance was also modestly enhanced by its high yield individual security selection relative to both benchmarks. Industry selection, however, dampened the Fund's performance. In particular, the Fund's underweighted position in airlines, which experienced a rebound at the end of 2004, detracted modestly. Also dampening the Fund's performance was its underweighted position in chemicals. The Fund's underweighted position in the auto industry and overweighted position in the insurance industry contributed positively to performance during the period under review. The Fund's ability to leverage the strong returns within the high yield sector also contributed positively to its outperformance relative to both benchmarks during the six-month period.

The Fund's Treasury holdings detracted from performance relative to the


-------------------------------------------------------------------------------
ACM MANAGED INCOME FUND o 1


benchmarks as Treasuries were one of the weakest performing sectors within the benchmarks.

Market Review and Investment Strategy

High yield was one of the best performing asset classes during the six-month reporting period ended February 28, 2005, generating a return of 7.51%, according to the LB Corporate High Yield Index. After a volatile first half of 2004 in which investors worried about the speed of imminent U.S. Federal Reserve (the "Fed") tightening, official rate hikes commenced at a measured pace and market volatility subsided. This resulted in an inflow of funds into the asset class from yield-seeking investors. Beginning in June 2004, the Fed raised interest rates 150 basis points to 2.50%, in modest 25 basis point increments through the end of the reporting period. Credit quality continued to improve, resulting in declining default rates and more favorable upgrade/downgrade ratios.

During the six-month period, the average high-yield spread over Treasuries tightened over 100 basis points. On February 28, 2005, the high-yield market, as measured by the LB Corporate High Yield Index, was yielding 6.79%, for a spread of 259 basis points over Treasuries. By industry, airlines, wireline and wireless communications outperformed during the period, while autos, retail and consumer durables underperformed during the same time frame. Lower-rated debt continued to outperform during the period amidst strong economic growth and a plunging default rate.

The U.S. Treasury market posted a very modest return of 0.59% for the reporting period as U.S. Treasury prices reflected stronger economic news and the inevitable interest rate hikes. Although short-term U.S. interest rates followed the Fed higher, longer-term rates failed to increase as expected. Instead, the yield on the 10-year Treasury ended the period only 25 basis points higher and longer-maturity yields ended about 20 basis points lower, resulting in a significantly flatter yield curve. Longer-term Treasuries significantly outperformed shorter-term Treasuries as the Fed began to raise short-term rates. Treasuries in the 1-5 year maturity spectrum returned -0.59% during the reporting period as Treasuries with maturities in excess of 20 years posted a 5.24% return.

During the six-month period, the Fund's management team (the "team") positioned the Fund to have a more neutral risk profile, or beta, in the Fund's corporate holdings. Given the team's expectations for rising rates in 2005, it has underweighted the lower-spread tiers, which offer not only a smaller yield cushion but which tend to be more sensitive to changes in interest rates. The team is taking a neutral position in the higher-spread tiers, where its research shows that it is not being adequately compensated for taking risk, but where securities tend to be less interest-rate sensitive.

With spreads having compressed to historically tight levels across most industries, individual security selection continued to be key; the team expected the lack of spread dispersion to significantly mute industry-level opportunities. Therefore, the team focused on identifying the best security-specific total-return opportunities, taking larger positions in its analysts' best ideas.


-------------------------------------------------------------------------------
2 o ACM MANAGED INCOME FUND


HISTORICAL PERFORMANCE

An Important Note About the Value of Historical Performance

The performance on page 5 represents past performance and does not guarantee future results. Current performance may be lower or higher than the performance information shown. Returns are annualized for periods longer than one year. All fees and expenses related to the operation of the Fund have been deducted. Performance assumes reinvestment of distributions and does not account for taxes.

ACM Managed Income Fund Shareholder Information

The daily net asset value of the Fund's shares is available from the Fund's Transfer Agent by calling (800) 426-5523. The Fund also distributes its daily net asset value to various financial publications or independent organizations such as Lipper Inc., Morningstar, Inc. and Bloomberg. Daily market prices for the Fund's shares are published in the New York Stock Exchange Composite Transaction section of newspapers. The Fund's NYSE trading symbol is "AMF." Weekly comparative net asset value (NAV) and market price information about the Fund is published each Monday in The Wall Street Journal and each Sunday in The New York Times and in other newspapers in a table called "Closed-End Bond Funds." For additional shareholder information regarding this Fund, please see page 34.

Benchmark Disclosure

The unmanaged Lehman Brothers (LB) U.S. Aggregate Index, unmanaged LB Government Index and unmanaged Credit Suisse First Boston (CSFB) High Yield Index do not reflect fees and expenses associated with the active management of a mutual fund portfolio. The LB U.S. Aggregate Index covers the U.S. investment-grade fixed-rate bond market, including government and credit securities, agency mortgage passthrough securities, asset-backed securities and commercial mortgage-backed securities. The LB Government Index is composed of the LB Treasury Index and the LB Agency Index. The CSFB High Yield Index is a measure of lower-rated, fixed-income, non-convertible, U.S. dollar-denominated securities meeting certain criteria and is designed to reflect the high yield market. An investor cannot invest directly in indices, and their results are not indicative of the performance for any specific investment, including the Fund.

A Word About Risk

Price fluctuations in the Fund's securities may be caused by changes in the general level of interest rates or changes in bond credit quality ratings. Increases in interest rates may cause the value of the Fund's investment to decline. Changes in interest rates have a greater effect on bonds with longer maturities than on those with shorter maturities. Treasury securities provide fixed rates of return as well as principal guarantees if held to maturity. The Fund's investments in foreign securities are subject to risks not associated with investing in U.S. government securities, such as the risk of adverse changes in currency exchange rates, exchange control regulations and the application of foreign tax laws. Similar to direct bond ownership, bond funds have the same interest rate, inflation and credit risks that are associated with underlying bonds owned by the Fund. Shareholders should understand that, in contrast to owning individual bonds, there are ongoing fees and expenses associated with owning shares of bond funds. While the Fund invests principally in bonds and other fixed-income securities, in order to achieve its investment objectives, the Fund may at times use certain types of investment derivatives, such as options, futures, forwards and swaps. These instruments involve risks different from and in certain cases, greater than, the risks presented by more traditional investments.


(Historical Performance continued on next page)


-------------------------------------------------------------------------------
ACM MANAGED INCOME FUND o 3


HISTORICAL PERFORMANCE
(continued from previous page)

The issuance of the Fund's preferred stock results in leveraging of the Common Stock, an investment technique usually considered speculative. Leverage creates certain risks for holders of Common Stock, including higher volatility of both the net asset value and market value of the Common Stock, and fluctuations in the dividend rates on the preferred stock will affect the return to holders of Common Stock. If the Fund were fully invested in longer-term securities and if short-term interest rates were to increase, then the amount of dividends paid on the preferred shares would increase and both net investment income available for distribution to the holders of Common Stock and the net asset value of the Common Stock would decline. At the same time, the market value of the Fund's Common Stock (that is, its price as listed on the New York Stock Exchange) may, as a result, decline. Furthermore, if long-term interest rates rise, the Common Stock's net asset value will reflect the full decline in the price of the portfolio's investments, since the value of the Fund's Preferred Stock does not fluctuate. In addition to the decline in net asset value, the market value of the Fund's Common Stock may also decline.


(Historical Performance continued on next page)


-------------------------------------------------------------------------------
4 o ACM MANAGED INCOME FUND


HISTORICAL PERFORMANCE
(continued from previous page)


                                                             Returns
THE FUND VS. ITS BENCHMARKS                         ---------------------------
PERIODS ENDED FEBRUARY 28, 2005                     6 Months          12 Months
-------------------------------------------------------------------------------
ACM Managed Income Fund (NAV)                           5.21%            6.27%
LB U.S. Aggregate Index                                 1.26%            2.43%
50%/50% LB Government Index /
  CSFB High Yield Index                                 4.07%            6.27%
LB Government Index                                     0.61%            1.33%
CSFB High Yield Index                                   7.53%           11.21%

The Fund's Market Price per share on February 28, 2005 was $3.76. For additional Financial Highlights, please see page 30.


See Historical Performance and Benchmark disclosures on pages 3-4.


-------------------------------------------------------------------------------
ACM MANAGED INCOME FUND o 5


PORTFOLIO SUMMARY
February 28, 2005 (unaudited)


PORTFOLIO STATISTICS
Net Assets Applicable to Common Shareholders ($mil): $106.0


SECURITY TYPE BREAKDOWN*
   53.2%  U.S. Government Obligations
   41.9%  Corporate Obligations
    1.6%  Yankee Obligations                               [PIE CHART OMITTED]
    0.5%  Preferred Stock

    2.8%  Short-Term


* All data are as of February 28, 2005. The Fund's security type breakdown is expressed as a percentage of total investments and may vary over time.


-------------------------------------------------------------------------------
6 o ACM MANAGED INCOME FUND


PORTFOLIO OF INVESTMENTS
February 28, 2005 (unaudited)


                                      Moody's        Principal
                                     Investor           Amount
                                       Rating            (000)     U.S. $ Value
-------------------------------------------------------------------------------
U.S. GOVERNMENT
OBLIGATIONS-97.8%
U.S. Treasury Bonds-97.8%
  5.375%, 2/15/31                         Aaa          $ 8,000       $8,796,248
  7.00%, 7/15/06                          Aaa           24,050       25,197,089
  8.125%, 8/15/19                         Aaa           19,400       26,424,158
  10.75%, 8/15/05                         Aaa           17,825       18,468,375
  11.25%, 2/15/15                         Aaa           16,000       24,804,992
                                                                  -------------
Total U.S. Government Obligations
  (cost $102,457,543)                                               103,690,862
                                                                  -------------
CORPORATE OBLIGATIONS-77.1%
Aerospace & Defense-1.4%
Bombardier, Inc.
  6.30%, 5/01/14(a)                       Ba2              300          264,750
DRS Technologies, Inc.
  6.875%, 11/01/13                         B2              210          220,500
L-3 Communications Corp.
  5.875%, 1/15/15(a)                      Ba3              310          314,650
Sequa Corp.
  9.00%, 8/01/09                           B1              145          161,675
TD Funding Corp.
  8.375%, 7/15/11                          B3              470          499,375
                                                                  -------------
                                                                      1,460,950
                                                                  -------------
Automotive-1.9%
Asbury Automotive Group, Inc.
  8.00%, 3/15/14                           B3               42           43,365
Cooper-Standard Automotive, Inc.
  7.00%, 12/15/12(a)                       B2              260          256,100
HLI Operating, Inc.
  10.50%, 6/15/10                          B1              441          454,230
Keystone Automotive Operations, Inc.
  9.75%, 11/01/13                          B3              394          419,610
TRW Automotive, Inc.
  9.375%, 2/15/13                         Ba3              330          372,900
  11.00%, 2/15/13                          B1              175          205,625
United Auto Group, Inc.
  9.625%, 3/15/12                          B3              240          266,400
                                                                  -------------
                                                                      2,018,230
                                                                  -------------
Broadcasting & Media-0.8%
Albritton Communications Co.
  7.75%, 12/15/12                          B3              320          333,600
Corus Entertainment, Inc.
  8.75%, 3/01/12                           B1              325          357,500
Radio One, Inc.
  8.875%, 7/01/11                          B2              140          152,600
                                                                  -------------
                                                                        843,700
                                                                  -------------


-------------------------------------------------------------------------------
ACM MANAGED INCOME FUND o 7


                                      Moody's        Principal
                                     Investor           Amount
                                       Rating            (000)     U.S. $ Value
-------------------------------------------------------------------------------
Building & Real Estate-3.0%
Associated Materials
  11.25%, 3/01/14(b)                     Caa2          $   595         $431,375
Dayton Superior Corp.
  10.75%, 9/15/08                          B3              175          188,125
D.R. Horton, Inc.
  6.875%, 5/01/13                         Ba1              330          361,321
KB HOME
  7.75%, 2/01/10                          Ba2              215          232,669
Meritage Corp.
  6.25%, 3/15/15(a)                       Ba3              430          431,613
  9.75%, 6/01/11                          Ba3              510          569,940
Schuler Homes, Inc.
  10.50%, 7/15/11                         Ba2              405          455,625
William Lyon Homes, Inc.
  10.75%, 4/01/13                          B2              460          524,400
                                                                  -------------
                                                                      3,195,068
                                                                  -------------
Cable-5.3%
Cablevision Systems Corp.
  8.00%, 4/15/12(a)                        B3              605          680,625
Charter Communications
Operations, LLC
  8.00%, 4/30/12(a)                        B2            1,520        1,554,200
CSC Holdings, Inc.
  6.75%, 4/15/12(a)                        B1              160          172,000
  7.625%, 7/15/18                          B1              445          518,425
DirectTV Holdings LLC
  8.375%, 3/15/13                         Ba2              230          259,900
Echostar DBS Corp.
  6.375%, 10/01/11                        Ba3              200          206,000
Insight Midwest LP
  9.75%, 10/01/09                          B2              420          440,475
Intelsat Bermuda, Ltd.
  7.805%, 1/15/12(a)                       B2               95           97,613
  8.625%, 1/15/15(a)                       B2              390          416,325
PanAmSat Corp.
  9.00%, 8/15/14                           B2              620          682,000
Rogers Cable, Inc.
  6.75%, 3/15/15                          Ba3              620          646,350
                                                                  -------------
                                                                      5,673,913
                                                                  -------------
Chemicals-1.5%
Equistar Chemical Funding LP
  10.125%, 9/01/08                         B2              555          636,862
  10.625%, 5/01/11                         B2              100          115,500
Huntsman Advanced Materials LLC
  11.00%, 7/15/10(a)                      Ba3              285          335,588
Huntsman International LLC
  9.875%, 3/01/09                          B2              215          237,037
Westlake Chemical Corp.
  8.75%, 7/15/11                          Ba2              283          315,545
                                                                  -------------
                                                                      1,640,532
                                                                  -------------


-------------------------------------------------------------------------------
8 o ACM MANAGED INCOME FUND


                                      Moody's        Principal
                                     Investor           Amount
                                       Rating            (000)     U.S. $ Value
-------------------------------------------------------------------------------
Communications - Fixed-4.2%
Cincinnati Bell, Inc.
  8.375%, 1/15/14                          B3          $   565         $584,069
Citizens Communications Co.
  6.25%, 1/15/13                          Ba3              440          436,700
Eircom Funding
  8.25%, 8/15/13                           B1              385          430,238
MCI, Inc.
  7.688%, 5/01/09                          B2              240          252,900
Qwest Communications
  International, Inc.
  7.50%, 2/15/14(a)                        B3              200          206,000
Qwest Corp.
  9.125%, 3/15/12(a)                      Ba3            1,575        1,823,062
Time Warner Telecom Holdings
  9.25%, 2/15/14                           B2              415          427,450
VALOR Telecom Enterprise
  7.75%, 2/15/15(a)                        B1              265          274,937
                                                                  -------------
                                                                      4,435,356
                                                                  -------------
Communications - Mobile-2.4%
Inmarsat Finance PLC
  7.625%, 6/30/12                          B2              505          528,988
Iridium LLC Capital Corp.
  Series B
  14.00%, 7/15/05(c)                       NR            3,000          510,000
Nextel Communications, Inc.
  5.95%, 3/15/14                          Ba3              210          218,137
  6.875%, 10/31/13                        Ba3              460          496,800
Rogers Wireless Communications, Inc.
  7.25%, 12/15/12                         Ba3              300          324,750
Rural Cellular Corp.
  8.25%, 3/15/12                           B2              230          244,950
TeleCorp PCS, Inc.
  10.625%, 7/15/10                       Baa2              179          192,960
                                                                  -------------
                                                                      2,516,585
                                                                  -------------
Consumer Manufacturing-3.1%
Broder Brothers Co.
  11.25%, 10/15/10                         B3              485          525,013
  11.25%, 10/15/10(a)                      B3               20           21,650
Jostens, Inc.
  7.625%, 10/01/12(a)                      B3              305          314,913
  12.75%, 5/01/10                          NR              710          768,575
K2, Inc.
  7.375%, 7/01/14                         Ba3              325          351,813
Playtex Products, Inc.
  8.00%, 3/01/11                           B2              310          340,225
Rayovac Corp.
  7.375%, 2/01/15(a)                       B3              720          736,200
St. John Knits International, Inc.
  12.50%, 7/01/09                          B3              230          245,237
                                                                  -------------
                                                                      3,303,626
                                                                  -------------


-------------------------------------------------------------------------------
ACM MANAGED INCOME FUND o 9


                                      Moody's        Principal
                                     Investor           Amount
                                       Rating            (000)     U.S. $ Value
-------------------------------------------------------------------------------
Containers-1.0%
Crown Euro Holdings S.A.
  9.50%, 3/01/11                           B1          $   445         $500,625
Greif Bros. Corp.
  8.875%, 8/01/12                          B1              295          327,450
Vitro Envases Norteamrca
  10.75%, 7/23/11(a)                       B2              265          278,250
                                                                  -------------
                                                                      1,106,325
                                                                  -------------
Energy-3.9%
Amerada Hess Corp.
  7.30%, 8/15/31                          Ba1              395          462,058
Chesapeake Energy Corp.
  7.75%, 1/15/15                          Ba3              200          220,500
  9.00%, 8/15/12                          Ba3              190          216,600
Enterprise Products Operating LP
  5.60%, 10/15/14                        Baa3              425          433,611
Grant Prideco, Inc.
  9.00%, 12/15/09                         Ba3              405          445,500
Hilcorp Energy
  10.50%, 9/01/10(a)                       B3              745          847,438
Premco Refining Group, Inc.
  9.50%, 2/01/13                          Ba3              190          220,400
Pride Int'l., Inc.
  7.375%, 7/15/14                         Ba2              360          400,500
Reliant Energy, Inc.
  6.75%, 12/15/14                          B1              300          297,750
Reliant Resources, Inc.
  9.50%, 7/15/13                           B1              390          438,750
Universal Compression, Inc.
  7.25%, 5/15/10                          Ba3              135          143,100
                                                                  -------------
                                                                      4,126,207
                                                                  -------------
Entertainment & Leisure-1.9%
Gaylord Entertainment Co.
  8.00%, 11/15/13                          B3              300          325,125
NCL Corp.
  10.625%, 7/15/14(a)                      B2              420          453,600
Royal Caribbean Cruises
  8.00%, 5/15/10                          Ba1               40           45,250
  8.75%, 2/02/11                          Ba1              485          568,662
Universal City Development
  11.75%, 4/01/10                          B2              400          470,000
Universal City Florida
  8.375%, 5/01/10(a)                       B3              100          105,250
                                                                  -------------
                                                                      1,967,887
                                                                  -------------
Financial-3.8%
Crum & Forster Holdings Corp.
  10.375%, 6/15/13                        Ba3              215          244,025
iStar Financial, Inc.
  6.00%, 12/15/10                        Baa3              320          332,911
  7.00%, 3/15/08                         Baa3              185          196,157


-------------------------------------------------------------------------------
10 o ACM MANAGED INCOME FUND


                                      Moody's        Principal
                                     Investor           Amount
                                       Rating            (000)     U.S. $ Value
-------------------------------------------------------------------------------
Liberty Mutual Group
  5.75%, 3/15/14(a)                      Baa3         $    430         $430,289
Markel Capital Trust I
  Series B
  8.71%, 1/01/46                          Ba1              505          540,999
Navistar International
  6.25%, 3/01/12(a)                       Ba3              300          303,000
PXRE Capital Trust I
  8.85%, 2/01/27                          Ba2              720          757,800
Western Financial Bank
  9.625%, 5/15/12                          B1              460          519,800
Williams Scotsman, Inc.
  9.875%, 6/01/07                          B3              660          661,650
                                                                  -------------
                                                                      3,986,631
                                                                  -------------
Food & Beverages-0.9%
DIMON, Inc.
  Series B
  7.75%, 6/01/13                           B1              105          113,925
  9.625%, 10/15/11                         B1              385          430,237
Dole Food Company, Inc.
  8.625%, 5/01/09                          B2              275          296,312
  8.875%, 3/15/11                          B2              115          124,488
                                                                  -------------
                                                                        964,962
                                                                  -------------
GAMING-4.6%
Ameristar Casinos, Inc.
  10.75%, 2/15/09                          B2              250          277,812
Argosy Gaming Co.
  9.00%, 9/01/11                          Ba3              260          289,250
Boyd Gaming Corp.
  7.75%, 12/15/12                          B1              295          318,969
Harrah's Operating Company, Inc.
  7.875%, 12/15/05                        Ba1              160          165,400
Mandalay Resort Group
  10.25%, 8/01/07                         Ba3              620          697,500
MGM Mirage Inc.
  8.375%, 2/01/11                         Ba3              515          576,800
Mohegan Tribal Gaming Authority
  6.375%, 7/15/09                         Ba3              170          174,250
  7.125%, 8/15/14                         Ba3              430          447,737
Park Place Entertainment
  7.875%, 3/15/10                         Ba2              350          393,750
Penn National Gaming, Inc.
  6.875%, 12/01/11                         B2              340          349,350
Riviera Holdings Corp.
  11.00%, 6/15/10                          B2              390          440,700
Seneca Gaming Corp.
  7.25%, 5/01/12                           B2              405          422,212
Turning Stone Casino Resort Enterprise
  9.125%, 12/15/10(a)                      B1              290          317,550
                                                                  -------------
                                                                      4,871,280
                                                                  -------------


-------------------------------------------------------------------------------
ACM MANAGED INCOME FUND o 11


                                      Moody's        Principal
                                     Investor           Amount
                                       Rating            (000)     U.S. $ Value
-------------------------------------------------------------------------------
Healthcare-4.1%
Concentra Operating Corp.
  9.125%, 6/01/12                          B3          $   155         $166,431
  9.50%, 8/15/10                           B3              140          151,550
Coventry HealthCare, Inc.
  5.875%, 1/15/12(a)                      Ba1              145          148,988
  6.125%, 1/15/15(a)                      Ba1              155          160,038
Extendicare Health Services
  9.50%, 7/01/10                           B1              365          402,413
Genesis HealthCare Corp.
  8.00%, 10/15/13                          B3              315          346,500
HCA, Inc.
  6.375%, 1/15/15                         Ba2              560          568,379
Iasis Healthcare Corp.
  8.75%, 6/15/14                           B3              440          478,500
PacifiCare Health Systems, Inc.
  10.75%, 6/01/09                         Ba3              348          391,500
Select Medical Corp.
  7.625%, 2/01/15(a)                       B3              625          646,094
Triad Hospitals, Inc.
  7.00%, 11/15/13                          B3              490          505,313
Universal Hospital Services, Inc.
  10.125%, 11/01/11                        B3              420          434,700
                                                                  -------------
                                                                      4,400,406
                                                                  -------------
Hotels & Lodging-2.6%
Corrections Corp. of America
  7.50%, 5/01/11                           B1               35           37,100
  9.875%, 5/01/09                          B1              295          324,869
Host Marriott LP
  9.25%, 10/01/07                         Ba3              205          225,756
  9.50%, 1/15/07                          Ba3              350          378,000
Intrawest Corp.
  7.50%, 10/15/13                          B1              190          201,637
La Quinta Properties, Inc.
  8.875%, 3/15/11                         Ba3              415          457,019
Starwood Hotels & Resorts
Worldwide, Inc.
  7.875%, 5/01/12                         Ba1              380          439,850
Sun International Hotels
  8.875%, 8/15/11                          B2              285          310,650
Vail Resorts, Inc.
  6.75%, 2/15/14                           B2              350          357,000
                                                                  -------------
                                                                      2,731,881
                                                                  -------------
Index-3.6%
Dow Jones CDX HY
  7.75%, 12/29/09(a)                       B3            3,762        3,804,322
                                                                  -------------


-------------------------------------------------------------------------------
12 o ACM MANAGED INCOME FUND


                                      Moody's        Principal
                                     Investor           Amount
                                       Rating            (000)     U.S. $ Value
-------------------------------------------------------------------------------
Industrial-4.6%
AMSTED Industries, Inc.
  10.25%, 10/15/11(a)                      B3          $   465         $525,450
Case New Holland, Inc.
  9.25%, 8/01/11(a)                       Ba3              645          709,500
FastenTech, Inc.
  11.50%, 5/01/11(a)                       B3              350          396,375
FIMEP S.A.
  10.50%, 2/15/13                          B1              320          376,000
Flowserve Corp.
  12.25%, 8/15/10                          B2              429          469,755
Goodman Global Holding Company
  7.875%, 12/15/12(a)                    Caa1              430          420,325
H & E Equipment/Finance
  11.125%, 6/15/12                         B3              500          550,000
NMHG Holding Co.
  10.00%, 5/15/09                          B3              135          149,175
SPX Corp.
  7.50%, 1/01/13                          Ba3              140          156,100
Terex Corp.
  10.375%, 4/01/11                         B3              215          239,725
TriMas Corp.
  9.875%, 6/15/12                          B3              410          424,350
Trinity Industries, Inc.
  6.50%, 3/15/14                          Ba3              510          512,550
                                                                  -------------
                                                                      4,929,305
                                                                  -------------
Metal & Mining-2.0%
AK Steel Corp.
  7.875%, 2/15/09                          B1              345          354,487
Freeport-McMoran Copper & Gold,
  Inc.
  10.125%, 2/01/10                         B1              385          436,975
International Steel Group, Inc.
  6.50%, 4/15/14                          Ba3              391          418,370
Ispat Inland ULC
  9.75%, 4/01/14                          Ba1              104          126,880
Peabody Energy Corp.
  6.875%, 3/15/13                         Ba3              370          400,525
Russel Metals, Inc.
  6.375%, 3/01/14                         Ba3              330          333,300
                                                                  -------------
                                                                      2,070,537
                                                                  -------------
Paper & Packaging-4.2%
Berry Plastics Corp.
  10.75%, 7/15/12                          B3              430          490,200
Georgia-Pacific Corp.
  8.875%, 5/15/31                         Ba3              210          275,100
  9.375%, 2/01/13                         Ba2              510          589,687
Graphic Packaging Int'l Corp.
  9.50%, 8/15/13                           B3              650          736,125


-------------------------------------------------------------------------------
ACM MANAGED INCOME FUND o 13


                                      Moody's        Principal
                                     Investor           Amount
                                       Rating            (000)     U.S. $ Value
-------------------------------------------------------------------------------
Owens-Brockway Glass Container, Inc.
  8.875%, 2/15/09                          B1          $   680         $734,400
Pliant Corp.
  11.125%, 9/01/09                         B3            1,010        1,090,800
Stone Container Corp.
  9.25%, 2/01/08                           B2              300          332,250
  9.75%, 2/01/11                           B2              150          163,313
                                                                  -------------
                                                                      4,411,875
                                                                  -------------
Publishing-2.4%
American Media, Inc.
  8.875%, 1/15/11                          B3              120          126,600
  10.25%, 5/01/09                          B3              360          375,300
Dex Media East LLC
  9.875%, 11/15/09                         B1              130          145,600
  12.125%, 11/15/12                        B2              227          274,670
Dex Media West LLC
  8.50%, 8/15/10                           B1              160          175,200
  9.875%, 8/15/13                          B2              571          655,222
PEI Holdings, Inc.
  11.00%, 3/15/10                          B1              170          201,662
PRIMEDIA, Inc.
  8.00%, 5/15/13                           B3              200          213,000
  8.875%, 5/15/11                          B3              350          378,000
                                                                  -------------
                                                                      2,545,254
                                                                  -------------
Restaurants-0.3%
Domino's, Inc.
  8.25%, 7/01/11                           B2              252          272,160
                                                                  -------------
Retail-0.6%
J.C. Penney Corporation, Inc.
  8.00%, 3/01/10                          Ba2              315          356,831
Petro Stopping Centers
  9.00%, 2/15/12                           B3              237          250,035
                                                                  -------------
                                                                        606,866
                                                                  -------------
Service-2.4%
Allied Waste North America
  6.375%, 4/15/11                          B2              365          354,963
  8.875%, 4/01/08                          B2              275          296,312
National Waterworks, Inc.
  10.50%, 12/01/12                         B3              260          291,200
Service Corp. International
  6.50%, 3/15/08                          Ba3              320          333,600
  7.70%, 4/15/09                          Ba3              455          489,125
Stewart Enterprises, Inc.
  6.25%, 2/15/13(a)                        B1              350          350,000
United Rentals North America, Inc.
  6.50%, 2/15/12                           B1              478          481,585
                                                                  -------------
                                                                      2,596,785
                                                                  -------------


-------------------------------------------------------------------------------
14 o ACM MANAGED INCOME FUND


                                      Moody's        Principal
                                     Investor           Amount
                                       Rating            (000)     U.S. $ Value
-------------------------------------------------------------------------------
Supermarket & Drugstore-2.0%
Couche-Tard, Inc.
  7.50%, 12/15/13                         Ba3          $   292         $312,440
Rite Aid Corp.
  7.50%, 1/15/15(a)                        B2              220          217,800
  9.50%, 2/15/11                           B2              665          721,525
Roundy's, Inc.
  8.875%, 6/15/12                          B2              275          298,375
Stater Bros. Holdings, Inc.
  8.125%, 6/15/12                          B1              530          551,200
                                                                  -------------
                                                                      2,101,340
                                                                  -------------
Technology-2.1%
Amkor Technologies, Inc.
  7.75%, 5/15/13                           B3              700          609,000
Celestica, Inc.
  7.875%, 7/01/11                          B2              585          615,713
Flextronics International, Ltd.
  6.50%, 5/15/13                          Ba2              410          426,400
Lucent Technologies Inc.
  6.45%, 3/15/29                           B2              125          118,281
  6.50%, 1/15/28                           B2               95           90,369
Telcordia Technologies, Inc.
  8.875%, 3/01/13(a)                       B3              210          210,000
Unisys Corp.
  7.875%, 4/01/08                         Ba1              210          213,150
                                                                  -------------
                                                                      2,282,913
                                                                  -------------
Utilities - Electric & Gas-6.5%
AES Corporation
  8.75%, 5/15/13(a)                       Ba3               65           73,938
  9.00%, 5/15/15(a)                       Ba3              205          234,981
Calpine Corp.
  8.50%, 7/15/10(a)                        NR              705          579,863
DPL, Inc
  6.875%, 9/01/11                         Ba2              400          439,784
DPL Capital Trust II
  8.125%, 9/01/31                         Ba3              370          452,746
Dynegy Holdings, Inc.
  10.125%, 7/15/13(a)                      B3              545          621,300
FirstEnergy Corp.
  6.45%, 11/15/11                        Baa3              145          156,755
Northwest Pipeline Corp.
  8.125%, 3/01/10                         Ba2              255          280,181
NRG Energy, Inc.
  8.00%, 12/15/13(a)                       B1              352          388,960
Ormat Funding Corp.
  8.25%, 12/30/20(a)                       NR              379          382,767
SEMCO Energy, Inc.
  7.75%, 5/15/13                          Ba2              250          262,877


-------------------------------------------------------------------------------
ACM MANAGED INCOME FUND o 15


                                                     Shares or
                                      Moody's        Principal
                                     Investor           Amount
                                       Rating            (000)     U.S. $ Value
-------------------------------------------------------------------------------
Southern Natural Gas Co.
  7.35%, 2/15/31                           B1          $   425         $460,062
  8.875%, 3/15/10                          B1              340          376,550
TECO Energy, Inc.
  7.00%, 5/01/12                          Ba2              275          302,500
Texas Genco LLC
  6.875%, 12/15/14(a)                      B1              260          277,550
The Williams Companies, Inc.
  7.625%, 7/15/19                          B1            1,150        1,328,250
  7.875%, 9/01/21                          B1              220          258,500
                                                                  -------------
                                                                      6,877,564
                                                                  -------------
Total Corporate Obligations
  (cost $78,274,318)                                                 81,742,460
                                                                  -------------
YANKEE OBLIGATIONS-2.9%
Citigroup (JSC Severstal)
  9.25%, 4/19/14(a)                        B2              426          441,123
Fairfax Financial Holdings
  7.375%, 4/15/18                         Ba3              420          415,800
  7.75%, 4/26/12                          Ba3              465          485,925
  8.25%, 10/01/15                         Ba3              100          107,000
Innova S. de R.L.
  9.375%, 9/19/13                          B2              455          516,425
Mobile Telesystems
  8.00%, 1/28/12(a)                       Ba3              448          458,080
Nortel Networks Corp.
  6.875%, 9/01/23                          B3              225          220,500
Royal & Sun Alliance Insurance
  Group PLC
  8.95%, 10/15/29                         Ba2              205          271,211
UBS Luxem (Vimpelcom)
  8.00%, 2/11/10(a)                        B1              190          192,375
                                                                  -------------
Total Yankee Obligations
  (cost $2,811,852)                                                   3,108,439
                                                                  -------------
NON-CONVERTIBLE PREFERRED
  STOCK-0.9%
Sovereign Real Estate Investment Trust
  12.00%(a)
  (cost $713,375)                         Ba1              650          968,500
                                                                  -------------


-------------------------------------------------------------------------------
16 o ACM MANAGED INCOME FUND


                                                     Principal
                                                        Amount
                                                         (000)     U.S. $ Value
-------------------------------------------------------------------------------
SHORT-TERM INVESTMENT-5.2%
Time Deposit-5.2%
State Street Bank & Trust Co.
  1.85%, 3/01/05
  (cost $5,474,000)                                    $ 5,474       $5,474,000
                                                                  -------------
Total Investments-183.9%
  (cost $189,731,088)                                               194,984,261
Other assets less liabilities-1.0%                                    1,039,303
Preferred Stock
  at redemption value-(84.9%)                                       (90,000,000)
                                                                  -------------
Net Assets Applicable to
Common Shareholders-100.0%(d)                                      $106,023,564
                                                                  =============


(a) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2005, the aggregate market value of these securities amounted to $22,843,932 or 21.5% of net assets applicable to common shareholders.

(b) Indicates a security has a zero coupon that remains in effect until a predetermined date at which time the stated coupon rate becomes effective until final maturity.

(c)  Security is in default and is non-income producing.

(d) Portfolio percentages are calculated based on net assets applicable to common shareholders.

     Glossary:
     NR - Not Rated.

     Please note: The sector classifications presented herein are based on the sector categorization methodology of the Adviser.

     See notes to financial statements.


-------------------------------------------------------------------------------
ACM MANAGED INCOME FUND o 17


STATEMENT OF ASSETS & LIABILITIES
February 28, 2005 (unaudited)


Assets
Investments in securities, at value (cost $189,731,088)     $194,984,261
Cash                                                             706,800
Interest and dividends receivable                              2,053,313
Receivable for investment securities sold                        890,447
Prepaid expenses                                                  13,437
                                                           -------------
Total assets                                                 198,648,258
                                                           -------------
Liabilities
Payable for investment securities purchased                    2,299,091
Advisory fee payable                                              98,858
Administrative fee payable                                        20,040
Accrued expenses and other liabilities                           206,705
                                                           -------------
Total liabilities                                              2,624,694
                                                           -------------
Preferred Stock, at redemption value
  $.01 par value per share; 1,900 shares
  Remarketed Preferred Stock authorized,
  900 shares issued and outstanding at
  $100,000 per share liquidation preference                   90,000,000
                                                           -------------
Net Assets Applicable to Common Shareholders                $106,023,564
                                                           =============
Composition of Net Assets Applicable to
Common Shareholders
Common stock, $.01 par value per share; 299,998,100 shares
  authorized, 25,300,262 shares issued and outstanding          $253,003

Additional paid-in capital                                   210,964,688
Distributions in excess of net investment income              (4,647,566)
Accumulated net realized loss on investment transactions    (105,799,734)
Net unrealized appreciation of investments                     5,253,173
                                                           -------------
Net Assets Applicable to Common Shareholders                $106,023,564
                                                           =============
Net Asset Value Applicable to Common Shareholders
  (based on 25,300,262 common shares outstanding)                 $ 4.19
                                                                  ======


See notes to financial statements.


-------------------------------------------------------------------------------
18 o ACM MANAGED INCOME FUND


STATEMENT OF OPERATIONS
Six Months Ended February 28, 2005 (unaudited)

Investment Income
Interest                                     $5,446,484
Dividends                                         1,717       $5,448,201
                                           ------------
Expenses
Advisory fee                                   631,298
Administrative fee                             116,531
Remarketed Preferred Stock--
  remarketing agent's fees                     115,608
Audit and legal                                 65,197
Printing                                        32,466
Transfer agency                                 24,878
Custodian                                       20,306
Directors' fees and expenses                    13,302
Registration fees                               12,501
Miscellaneous                                   16,772
                                           ------------
Total expenses                               1,048,859
Less: expenses reimbursed by the adviser
  (See Note B)                                  (9,699)
                                          ------------
Net expenses                                                   1,039,160
                                                            ------------
Net investment income                                          4,409,041
                                                            ------------
Realized and Unrealized Gain on
Investments
Net realized gain on investment
  transactions                                                   193,897
Net change in unrealized
  appreciation/depreciation
  of investments                                               1,575,729
                                                            ------------
Net gain on investments                                        1,769,626
                                                            ------------
Dividends to Remarketed Preferred
  Shareholders from

Net investment income                                         (1,057,005)
                                                            ------------
Net Increase in Net Assets Applicable
  to Common Shareholders Resulting
  from Operations                                             $5,121,662
                                                            ============


See notes to financial statements.


-------------------------------------------------------------------------------
ACM MANAGED INCOME FUND o 19


STATEMENT OF CHANGES IN NET ASSETS
APPLICABLE TO COMMON SHAREHOLDERS


                                         Six Months Ended     Year Ended
                                         February 28, 2005     August 31,
                                            (unaudited)          2004
                                         =================  ================
Increase (Decrease) in Net Assets
Applicable to Common Shareholders
Resulting from Operations
Net investment income                        $4,409,041       $9,151,451
Net realized gain on investment
  transactions                                  193,897        2,391,352
Net change in unrealized
  appreciation/depreciation
  of investments                              1,575,729          938,870
Dividends to Remarketed Preferred
Shareholders from
Net investment income                        (1,057,005)      (1,124,802)
                                           ------------     ------------
Net increase in net assets applicable to
  Common Shareholders resulting
  from operations                             5,121,662       11,356,871
                                           ------------     ------------
Dividends to Common Shareholders
from
Net investment income                        (3,946,446)     (10,809,460)
Tax return of capital                                -0-        (481,652)
Common Stock Transactions
Reinvestment of dividends resulting in the
  issuance of Common Stock                           -0-       1,664,721
                                           ------------     ------------
Total increase                                1,175,216        1,730,480
Net Assets Applicable to Common
Shareholders
Beginning of period                         104,848,348      103,117,868
                                           ------------     ------------
End of period (including distributions in
  excess of net investment income of
  $4,647,566 and $4,053,156,
  respectively)                            $106,023,564     $104,848,348
                                           ============     ============


See notes to financial statements.


-------------------------------------------------------------------------------
20 o ACM MANAGED INCOME FUND


NOTES TO FINANCIAL STATEMENTS
February 28, 2005 (unaudited)

NOTE A

Significant Accounting Policies

ACM Managed Income Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940 as a diversified, closed-end management investment company. The financial statements have been prepared in conformity with U.S. generally accepted accounting principles, which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund.

1. Security Valuation

Portfolio securities are valued at their current market value determined on the basis of market quotations or, if market quotations are not readily available or are deemed unreliable, at "fair value" as determined in accordance with procedures established by and under the general supervision of the Fund's Board of Directors.

In general, the market value of securities which are readily available and deemed reliable are determined as follows. Securities listed on a national securities exchange or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities not listed on an exchange but traded on The NASDAQ Stock Market, Inc. ("NASDAQ") are valued in accordance with the NASDAQ Official Closing Price; listed put or call options are valued at the last sale price. If there has been no sale on that day, such securities will be valued at the closing bid prices on that day; open futures contracts and options thereon are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; securities traded in the over-the-counter market, (OTC) (but excluding securities traded on NASDAQ) are valued at the mean of the current bid and asked prices are reported by the National Quotation Bureau or other comparable sources; U.S. Government securities and other debt instruments having 60 days or less remaining until maturity are valued at amortized cost if their original maturity was 60 days or less; or by amortizing their fair value as of the 61st day prior to maturity if their original term to maturity exceeded 60 days; fixed-income securities, including mortgage backed and asset backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker/dealers. In cases where broker/dealer quotes are obtained, Alliance Capital Management, L.P. (the "Adviser") may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security; and OTC


-------------------------------------------------------------------------------
ACM MANAGED INCOME FUND o 21


and other derivatives are valued on the basis of a quoted bid price or spread from a major broker/dealer in such security.

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer's financial statements or other available documents. In addition, the Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Fund values its securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities.

2. Taxes

It is the Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required. The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation/depreciation as such income and/or gains are earned.

3. Investment Income and Investment Transactions

Interest income is accrued daily. Dividend income is recorded on the ex-dividend date or as soon as the Fund is informed of the dividend. Investment transactions are accounted for on the date the securities are purchased or sold. Investment gains and losses are determined on the identified cost basis. The Fund accretes discount as adjustments to interest income. Additionally, the Fund amortizes premiums on debt securities for financial statement reporting purposes only.

4. Dividends and Distributions

Dividends and distributions to shareholders are recorded on the ex-dividend date. Income and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in conformity with U.S. generally accepted accounting principles. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.


-------------------------------------------------------------------------------
22 o ACM MANAGED INCOME FUND


NOTE B

Advisory, Administrative Fees and Other Transactions with Affiliates

Under the terms of an Investment Advisory Agreement, the Fund pays Alliance Capital Management L.P. (the "Adviser") an advisory fee at an annual rate of ..65% of the average adjusted weekly net assets of the Fund. Such fee is accrued daily and paid monthly. Effective February 11, 2005, the Adviser voluntarily began to waive .10% of the Adviser's advisory fee; this fee waiver is expected to last for a period of one year. Such waiver amounted to $9,699.

Under the terms of a Shareholder Inquiry Agency Agreement with Alliance Global Investor Services, Inc. (AGIS), an affiliate of the Adviser, the Fund reimburses AGIS for costs relating to servicing phone inquiries for the Fund. During the six months ended February 28, 2005, the Fund reimbursed $865 to AGIS.

Under the terms of an Administrative Agreement, the Fund paid Princeton Administrators, L.P. (the "Administrator") a fee at an annual rate of .20% of average adjusted weekly net assets of the Fund for the period September 1, 2003 through June 30, 2004. Effective July 1, 2004, this fee was reduced so as to charge the Fund at a reduced annual rate of .12% of the average adjusted weekly net assets of the Fund but in no event less than $12,500 per month. Such fee is accrued daily and paid monthly. The Administrator prepares certain financial and regulatory reports for the Fund and provides clerical and other services.

NOTE C

Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the six months ended February 28, 2005, were as follows:

                                             Purchases          Sales
                                            ===========      ===========
Investment securities (excluding
  U.S. government securities)               $33,157,237      $33,078,684
U.S. government securities                   39,202,186       40,311,367

At February 28, 2005, the cost of investments for federal income tax purposes, gross unrealized appreciation and gross unrealized depreciation are as follows:

Cost                                                        $189,731,088
                                                            ------------
Gross unrealized appreciation                                 $8,102,277
Gross unrealized depreciation                                 (2,849,104)
                                                            ------------
Net unrealized appreciation                                   $5,253,173
                                                            ============


1. Option Transactions

For hedging and investment purposes, the Fund may purchase and write (sell) put and call options on U.S. and foreign government securities and foreign currencies that are traded on U.S. and foreign securities exchanges and over-the-counter markets.


-------------------------------------------------------------------------------
ACM MANAGED INCOME FUND o 23


The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of the premium and a change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by the premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.

When the Fund writes an option, the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current market value of the option written. Premiums received from written options which expire unexercised are recorded by the Fund on the expiration date as realized gains from options written. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium received is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium received is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium received reduces the cost basis of the security or currency purchased by the Fund. In writing an option, the Fund bears the market risk of an unfavorable change in the price of the security or currency underlying the written option. Exercise of an option written by the Fund could result in the Fund selling or buying a security or currency at a price different from the current market value.

NOTE D

Common Stock

There are 299,998,100 shares of $.01 par value common stock authorized. There are 25,300,262 shares of common stock issued and outstanding at February 28, 2005. During the six months ended February 28, 2005 the Fund did not issue any shares in connection with the Fund's dividend reinvestment plan. During the year ended August 31, 2004, the Fund issued 383,116 shares in connection with the Fund's dividend reinvestment plan.

NOTE E

Preferred Stock

The Fund has 1,900 shares of Remarketed Preferred Stock authorized. There are 900 shares of Remarketed Preferred Stock issued and outstanding, each at a liquidation value of $100,000 per share plus accumulated, unpaid dividends. The dividend rate on the Remarketed Preferred Stock may change generally every 28 days as set by the remarketing agent. In accordance with the provisions of paragraph 3(k) of Part 1 of the Articles Supplementary of Remarketed Preferred Stock, the Fund determined to designate a special dividend period of 182 days commencing on Thursday, March 24, 2005 and ending September 21, 2005. As

-------------------------------------------------------------------------------
24 o ACM MANAGED INCOME FUND


of March 24, 2005, the dividend rate on the Remarketed Preferred Stock is 3.60% and is effective through September 21, 2005. Prior to March 24, 2005, the dividend rate on the Remarketed Preferred Stock was 2.65%.

The redemption of the Fund's remarketed preferred stock is outside of the control of the Fund because it is redeemable upon the occurrence of an event that is not solely within the control of the Fund.

At certain times, the Preferred Shares are redeemable by the Fund, in whole or in part, at $100,000 per share plus accumulated, unpaid dividends.

Although the Fund will not ordinarily redeem the Preferred Shares, it may be required to redeem shares if, for example, the Fund does not meet an asset coverage ratio required by law or to correct a failure to meet a rating agency guideline in a timely manner. The Fund voluntarily may redeem the Preferred Shares in certain circumstances.

The Preferred Shareholders, voting as a separate class, have the right to elect at least two Directors at all times and to elect a majority of the Directors in the event two years' dividends on the Preferred Shares are unpaid. In each case, the remaining Directors will be elected by the Common Shareholders and Preferred Shareholders voting together as a single class. The Preferred Shareholders will vote as a separate class on certain other matters as required under the Fund's Charter, the Investment Company Act of 1940 and Maryland law.

NOTE F

Securities Lending

The Fund may make secured loans of portfolio securities to brokers, dealers and financial institutions, provided that cash, liquid high-grade debt securities or bank letters of credit equal to at least 100% of the market values of the securities loaned is deposited and maintained by the borrower with the Fund.

The risks in lending portfolio securities, as with other extensions of credit, consist of possible loss of rights in the collateral should the borrower fail financially. In determining whether to lend securities to a particular borrower, the Adviser will consider all relevant facts and circumstances, including the creditworthiness of the borrower. While securities are on loan, the borrower will pay the Fund any income earned thereon and the Fund may invest any cash collateral in portfolio securities, thereby earning additional income, or receive an agreed upon amount of income from a borrower who has delivered equivalent collateral. When such securities are borrowed against cash, the Fund agrees to pay the borrower of such securities a "rebate rate" for the use of the cash the borrower has pledged as collateral. As of February 28, 2005, the Fund had no securities on loan.


-------------------------------------------------------------------------------
ACM MANAGED INCOME FUND o 25


NOTE G

Risks Involved in Investing in the Fund

Interest Rate Risk and Credit Risk--Interest rate risk is the risk that changes in interest rates will affect the value of the Fund's investments in fixed-income debt securities such as bonds or notes. Increases in interest rates may cause the value of the Fund's investments to decline. Credit risk is the risk that the issuer or guarantor of a debt security, or the counterparty to a derivative contract, will be unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. The degree of risk for a particular security may be reflected in its credit risk rating. Credit risk is greater for medium quality and lower-rated securities. Lower-rated debt securities and similar unrated securities (commonly known as "junk bonds") have speculative elements or are predominantly speculative risks.

Foreign Securities Risk--Investing in securities of foreign companies or foreign governments involves special risks which include changes in foreign exchange rates and the possibility of future political and economic developments which could adversely affect the value of such securities. Moreover, securities of many foreign companies or foreign governments and their markets may be less liquid and their prices more volatile than those of comparable United States companies or of the United States Government.

Indemnification Risk--In the ordinary course of business, the Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote.

NOTE H

Distributions To Common Shareholders

The tax character of distributions to be paid for the year ending August 31, 2005 will be determined at the end of the current fiscal year.

The tax character of the distributions paid to common shareholders during the fiscal year ended August 31, 2004 and August 31, 2003 were as follows:

                                               2004             2003
                                            ===========      ===========
Distributions paid from:
  Ordinary income                           $10,809,460      $12,359,313
                                            -----------      -----------
Total taxable distributions                  10,809,460       12,359,313
  Tax return of capital                         481,652          231,780
                                            -----------      -----------
Total distributions paid                    $11,291,112      $12,591,093
                                            ===========      ===========


-------------------------------------------------------------------------------
26 o ACM MANAGED INCOME FUND


As of August 31, 2004, the components of accumulated earnings/(deficit) applicable to common shareholders on a tax basis were as follows:

Accumulated capital and other losses                       $(105,852,518)(a)
Unrealized appreciation/(depreciation)                          (516,825)(b)
                                                           --------------
Total accumulated earnings/(deficit)                       $(106,369,343)
                                                           ==============

(a) On August 31, 2004, the Fund had a net capital loss carryforward for federal income tax purposes of $105,852,518 of which $697,447 expires in the year 2007, $30,192,284 expires in the year 2008, $35,940,601 expires in the year 2009, $28,986,731 expires in the year 2010, $10,023,463 expires in the year 2011 and $11,992 expires in the year 2012. To the extent future capital gains are offset by capital loss carryforward, such gains will not be distributed.

(b) The differences between book-basis and tax-basis unrealized appreciation/(depreciation) are attributable primarily to the tax deferral of losses on wash sales and the difference between book and tax amortization methods for premium.

NOTE I

Legal Proceedings

As has been previously reported, the staff of the U.S. Securities and Exchange Commission ("SEC") and the Office of the New York Attorney General ("NYAG") have been investigating practices in the mutual fund industry identified as "market timing" and "late trading" of mutual fund shares. Certain other regulatory authorities have also been conducting investigations into these practices within the industry and have requested that the Adviser provide information to them. The Adviser has been cooperating and will continue to cooperate with all of these authorities. The shares of the Fund are not redeemable by the Fund, but are traded on an exchange at prices established by the market. Accordingly, the Fund and its shareholders are not subject to the market timing and late trading practices that are the subject of the investigations mentioned above or the lawsuits described below. Please see below for a description of the agreements reached by the Adviser and the SEC and NYAG in connection with the investigations mentioned above.

Numerous lawsuits have been filed against the Adviser and certain other defendants in which plaintiffs make claims purportedly based on or related to the same practices that are the subject of the SEC and NYAG investigations referred to above. Some of these lawsuits name the Fund as a party. The lawsuits are now pending in the United States District Court for the District of Maryland pursuant to a ruling by the Judicial Panel on Multidistrict Litigation transferring and centralizing all of the mutual fund cases involving market timing and late trading in the District of Maryland. Management of the Adviser believes that these private lawsuits are not likely to have a material adverse effect on the results of operations or financial condition of the Fund.


-------------------------------------------------------------------------------
ACM MANAGED INCOME FUND o 27


On December 18, 2003, the Adviser confirmed that it had reached terms with the SEC and the NYAG for the resolution of regulatory claims relating to the practice of "market timing" mutual fund shares in some of the AllianceBernstein Mutual Funds. The agreement with the SEC is reflected in an Order of the Commission ("SEC Order"). The agreement with the NYAG is memorialized in an Assurance of Discontinuation dated September 1, 2004 ("NYAGOrder"). Among the key provisions of these agreements are the following:

    (i) The Adviser agreed to establish a $250 million fund (the "Reimbursement Fund") to compensate mutual fund shareholders for the adverse effects of market timing attributable to market timing relationships described in the SEC Order. According to the SEC Order, the Reimbursement Fund is to be paid, in order of priority, to fund investors based on (i) their aliquot share of losses suffered by the fund due to market timing, and (ii) a proportionate share of advisory fees paid by such fund during the period of such market timing;

   (ii) The Adviser agreed to reduce the advisory fees it receives from some of the AllianceBernstein long-term, open-end retail funds, commencing January 1, 2004, for a period of at least five years; and

  (iii) The Adviser agreed to implement changes to its governance and compliance procedures. Additionally, the SEC Order contemplates that the Adviser's registered investment company clients, including the Fund, will introduce governance and compliance changes.

The shares of the Fund are not redeemable by the Fund, but are traded on an exchange at prices established by the market. Accordingly, the Fund and its shareholders are not subject to the market timing practices described in the SEC Order and are not expected to participate in the Reimbursement Fund. Since the Fund is a closed-end fund, it will not have its advisory fee reduced pursuant to the terms of the agreements mentioned above.

The Adviser and approximately twelve other investment management firms were publicly mentioned in connection with the settlement by the SEC of charges that an unaffiliated broker/dealer violated federal securities laws relating to its receipt of compensation for selling specific mutual funds and the disclosure of such compensation. The SEC has indicated publicly that, among other things, it is considering enforcement action in connection with mutual funds' disclosure of such arrangements and in connection with the practice of considering mutual fund sales in the direction of brokerage commissions from fund portfolio transactions. The SEC has issued subpoenas to the Adviser, and the NASD has issued requests for information, in connection with this matter and the Adviser has provided documents and other information to the SEC and NASD and is cooperating fully with the investigations. On March 11, 2005, discussions commenced with the NASD that management believes will conclude these investigations.


-------------------------------------------------------------------------------
28 o ACM MANAGED INCOME FUND


On June 22, 2004, a purported class action complaint entitled Aucoin, et al. v. Alliance Capital Management L.P., et al. ("Aucoin Complaint") was filed against the Adviser, Alliance Capital Management Holding L.P., Alliance Capital Management Corporation, AXA Financial, Inc., AllianceBernstein Investment Research & Management, Inc., certain current and former directors of the AllianceBernstein Mutual Funds, and unnamed Doe defendants. The Aucoin Complaint names certain of the AllianceBernstein mutual funds as nominal defendants. The Fund was not named as a defendant in the Aucion Compliant. The Aucoin Complaint was filed in the United States District Court for the Southern District of New York by an alleged shareholder of an AllianceBernstein mutual fund. The Aucoin Complaint alleges, among other things, (i) that certain of the defendants improperly authorized the payment of excessive commissions and other fees from fund assets to broker-dealers in exchange for preferential marketing services, (ii) that certain of the defendants misrepresented and omitted from registration statements and other reports material facts concerning such payments, and (iii) that certain defendants caused such conduct as control persons of other defendants. The Aucoin Complaint asserts claims for violation of Sections 34(b), 36(b) and 48(a) of the Investment Company Act, Sections 206 and 215 of the Advisers Act, breach of common law fiduciary duties, and aiding and abetting breaches of common law fiduciary duties. Plaintiffs seek an unspecified amount of compensatory damages and punitive damages, rescission of their contracts with the Adviser, including recovery of all fees paid to the Adviser pursuant to such contracts, an accounting of all fund-related fees, commissions and soft dollar payments, and restitution of all unlawfully or discriminatorily obtained fees and expenses.

Since June 22, 2004, numerous additional lawsuits making factual allegations substantially similar to those in the Aucoin Complaint were filed against the Adviser and certain other defendants, and others may be filed.

The Adviser believes that these matters are not likely to have a material adverse effect on the Fund or the Adviser's ability to perform advisory services relating to the Fund.


-------------------------------------------------------------------------------
ACM MANAGED INCOME FUND o 29


FINANCIAL HIGHLIGHTS
Selected Data For A Share Of Common Stock Outstanding Throughout Each Period


                                                  Six Months
                                                       Ended
                                                February 28,                         Year Ended August 31,
                                                        2005       ----------------------------------------------------------
                                                 (unaudited)        2004        2003        2002(a)        2001        2000
                                                 ---------------------------------------------------------------------------
Net asset value, beginning of
  period                                               $4.14       $4.14       $4.06          $4.71       $5.31       $6.34
                                                 ---------------------------------------------------------------------------
Income From Investment
  Operations
Net investment income(b)                                 .17         .36(c)      .39            .54         .74         .93
Net realized and unrealized
  gain (loss) on investment
  transactions                                           .08         .13         .26           (.59)       (.58)       (.72)
Dividends to preferred shareholders from
  net investment income (common
  stock equivalent basis)                               (.04)       (.04)       (.06)          (.09)       (.22)       (.24)
                                                 ---------------------------------------------------------------------------
Net increase (decrease) in net
  asset value from operations                            .21         .45         .59           (.14)       (.06)       (.03)
                                                 ---------------------------------------------------------------------------
Less: Dividends and
  Distributions to
  Common Shareholders
Dividends from net investment
  income                                                (.16)       (.43)       (.50)          (.50)       (.43)       (.85)
Tax return of capital                                     -0-       (.02)       (.01)          (.01)       (.11)       (.15)
                                                 ---------------------------------------------------------------------------
Total dividends and distributions
  to common shareholders                                (.16)       (.45)       (.51)          (.51)       (.54)      (1.00)
                                                 ---------------------------------------------------------------------------
Net asset value, end of period                         $4.19       $4.14       $4.14          $4.06       $4.71       $5.31
                                                 ===========================================================================
Market value, end of period                            $3.76       $4.03       $4.61          $4.33       $4.93     $6.3125
                                                 ===========================================================================
Premium/(Discount)                                    (10.26)%     (2.66)%     11.35%          6.65%       4.67%      18.88%
Total Return
Total investment return based on:(d)
Market value                                           (3.02)%     (3.08)%     19.74%         (1.17)%    (12.86)%    (13.66)%
Net asset value                                         5.21%      10.88%      14.68%         (3.01)%     (1.02)%     (1.00)%
Ratios/Supplemental Data
Net assets applicable to common
  shareholders, end of period
  (000's omitted)                                   $106,024    $104,848    $103,118        $99,549    $113,748    $126,358
Preferred Stock, at redemption
  value ($100,000 per share
  liquidation preference)
  (000's omitted)                                    $90,000     $90,000     $90,000        $90,000     $95,000     $95,000
Ratios to average net assets
  applicable to common
  shareholders of:
  Expenses, net of waivers(e)                           1.98%(f)    2.14%(c)    2.28%          2.31%       3.26%       2.23%
  Expenses, before waivers(e)                           2.00%(f)    2.14%(c)    2.28%          2.31%       3.26%       2.23%
  Expenses, before waivers,
    excluding interest expense(e)                       2.00%(f)    2.14%(c)    2.28%          2.19%       2.10%       1.91%
  Net investment income, before
    preferred stock dividends(e)                        8.40%(f)    8.72%(c)    9.46%         12.56%      15.09%      16.47%
  Preferred stock dividends                             2.01%(f)    1.07%       1.35%          2.19%       4.49%       4.26%
  Net investment income, net of
    preferred stock dividends                           6.39%(f)    7.65%(c)    8.11%         10.37%      10.60%      12.21%
Portfolio turnover rate                                   38%         53%         97%            99%        248%        383%
Asset coverage ratio                                     218%        216%        215%           211%        220%        233%


See footnote summary on page 31.


-------------------------------------------------------------------------------
30 o ACM MANAGED INCOME FUND


(a) As required, effective September 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide, Audits of Investment Companies, and began amortizing premium on debt securities for financial statement reporting purposes only. The effect of this change for the year ended August 31, 2002 was to decrease net investment income per share by $0.05, decrease net realized and unrealized loss on investments by $0.05 and decrease the ratios of net investment income before and net preferred stock dividends to average net assets applicable to common shareholders from 13.78% and 11.58% to 12.56% and 10.37%, respectively. Per share, ratios and supplemental data for periods prior to September 1, 2001 have not been restated to reflect this change in presentation.

(b)  Based on average shares outstanding.

(c) Net of audit expenses reimbursed by the Adviser. The expense ratio before reimbursement was 2.14%.

(d) Total investment return is calculated assuming a purchase of common stock on the opening of the first day and a sale on the closing of the last day of each period reported. Dividends and distributions, if any, are assumed for purposes of this calculation, to be reinvested at prices obtained under the Fund's dividend reinvestment plan. Generally, total investment return based on net asset value will be higher than total investment return based on market value in periods where there is an increase in the discount or a decrease in the premium of the market value to the net asset value from the beginning to the end of such periods. Conversely, total investment return based on net asset value will be lower than total investment return based on market value in periods where there is a decrease in the discount or an increase in the premium of the market value to the net asset value from the beginning to the end of such periods. Total investment return calculated for a period of less than one year is not annualized.

(e) The expense and net investment income ratios do not reflect the effect of dividend payments to preferred shareholders.

(f)  Annualized.


-------------------------------------------------------------------------------
ACM MANAGED INCOME FUND o 31


BOARD OF DIRECTORS

William H. Foulk, Jr.(1), Chairman
Marc O. Mayer, President
Ruth Block(1)
David H. Dievler(1)
John H. Dobkin(1)
Michael J. Downey(1)
Dr. James M. Hester(1)

OFFICERS

Philip L. Kirstein, Senior Vice President and Independent Compliance Officer Paul J. DeNoon, Vice President
Matthew D.W. Bloom(2), Vice President
Sheryl Rothman(2), Vice President
Mark R. Manley, Secretary
Mark D. Gersten, Treasurer & Chief Financial Officer
Vince S. Noto, Controller

Administrator

Princeton Administrators, L.P.
P.O.Box 9095
Princeton, NJ 08543-9095

Custodian

State Street Bank and Trust Company
225 Franklin Street
Boston, MA 02110

Common Stock: Dividend Paying Agent,
Transfer Agent And Registrar

Equiserve Trust Company, N.A.
P.O. Box 43011
Providence, RI 02940-3011

Legal Counsel

Seward & Kissel LLP
One Battery Park Plaza
New York, NY 10004

Preferred Stock: Dividend PayingAgent,
Transfer Agent And Registrar

Bank of New York
385 Rifle Camp Road
West Paterson, NJ 07424

Independent Registered Public Accounting Firm

Ernst& Young LLP
5 Times Square
New York,NY 10036


(1)  Member of the Audit Committee and the Governance and Nominating Committee.

(2) Mr. Bloom and Ms. Rothman are the persons primarily responsible for the day-to-day management of the Fund's investment portfolio.

     Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940 that the Fund may purchase at market prices from time to time shares of its Common Stock in the open market.

     This report, including the financial statements therein, is transmitted to the shareholders of ACMManaged Income Fund for their information. This is not a prospectus, circular or representation intended for use in the purchase of shares of the Fund or any securities mentioned in this report.

     Annual Certifications - As required, on April 27, 2004, the Fund submitted to the New York Stock Exchange ("NYSE") the annual certification of the Fund's Chief Executive Officer certifying that he is not aware of any violation of the NYSE's Corporate Governance listing standards. Subsequently, the Fund notified the NYSE that it had determined that a member of the Fund's Audit Committee was an "interested person," as defined in the 1940 Act, of the Fund's Adviser from March 25, 2004 through October 21, 2004, which was inconsistent with then applicable audit committee composition requirements. The Fund also has included the certifications of the Fund's Chief Executive Officer and Chief Financial Officer required by Section 302 of the Sarbanes-Oxley Act of 2002 as exhibits to the Fund's Form N-CSR filed with the Securities and Exchange Commission for the annual period.


-------------------------------------------------------------------------------
32 o ACM MANAGED INCOME FUND


ALLIANCEBERNSTEIN FAMILY OF FUNDS

-----------------------------------
Wealth Strategies Funds
-----------------------------------
Balanced Wealth Strategy
Wealth Appreciation Strategy
Wealth Preservation Strategy
Tax-Managed Balanced Wealth Strategy
Tax-Managed Wealth Appreciation Strategy
Tax-Managed Wealth Preservation Strategy
-----------------------------------
Blended Style Funds
-----------------------------------
U.S. Large Cap Portfolio
International Portfolio
Tax-Managed International Portfolio
-----------------------------------
Growth Funds
-----------------------------------
Domestic

Growth Fund
Mid-Cap Growth Fund
Large Cap Growth Fund*
Small Cap Growth Portfolio

Global & International

All-Asia Investment Fund
Global Health Care Fund*
Global Research Growth Fund
Global Technology Fund*
Greater China '97 Fund
International Premier Growth Fund
New Europe Fund
Worldwide Privatization Fund
-----------------------------------
Value Funds
-----------------------------------
Domestic

Balanced Shares
Focused Growth & Income Fund*
Growth & Income Fund
Real Estate Investment Fund
Small/Mid-Cap Value Fund**
Utility Income Fund
Value Fund

Global & International

Global Value Fund
International Value Fund
-----------------------------------
Taxable Bond Funds
-----------------------------------
Americas Government Income Trust
Corporate Bond Portfolio
Emerging Market Debt Fund
Global Strategic Income Trust
High Yield Fund
Multi-Market Strategy Trust
Quality Bond Portfolio
Short Duration Portfolio
U.S. Government Portfolio
-----------------------------------
Municipal Bond Funds
-----------------------------------
National
Insured National
Arizona
California
Insured California
Florida
Massachusetts
Michigan
Minnesota
New Jersey
New York
Ohio
Pennsylvania
Virginia
-----------------------------------
Intermediate Municipal Bond Funds
-----------------------------------
Intermediate California
Intermediate Diversified
Intermediate New York
-----------------------------------
Closed-End Funds
-----------------------------------
All-Market Advantage Fund
ACM Income Fund
ACM Government Opportunity Fund
ACM Managed Dollar Income Fund
ACM Managed Income Fund
ACM Municipal Securities Income Fund
California Municipal Income Fund
National Municipal Income Fund
New York Municipal Income Fund
The Spain Fund
World Dollar Government Fund
World Dollar Government Fund II


We also offer Exchange Reserves,*** which serves as the money market fund exchange vehicle for the AllianceBernstein mutual funds.

For more complete information on any AllianceBernstein mutual fund, including investment objectives and policies, sales charges, expenses, risks and other matters of importance to prospective investors, visit our web site at www.alliancebernstein.com or call us at (800) 227-4618 for a current prospectus. You should read the prospectus carefully before you invest.

* Prior to December 15, 2004, these Funds were named as follows: Global Health Care Fund was Health Care Fund; Large Cap Growth Fund was Premier Growth Fund; Global Technology Fund was Technology Fund; and Focused Growth & Income Fund was Disciplined Value Fund.

**   Prior to February 1, 2005, Small/Mid-Cap Value Fund was named Small Cap
Value Fund.

*** An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.


-------------------------------------------------------------------------------
ACM MANAGED INCOME FUND o 33


SUMMARY OF GENERAL INFORMATION


ACM Managed Income Fund
Shareholder Information

The daily net asset value of the Fund's shares is available from the Fund's Transfer Agent by calling (800) 426-5523. The Fund also distributes its daily net asset value to various financial publications or independent organizations such as Lipper Inc., Morningstar, Inc. and Bloomberg.

Daily market prices for the Fund's shares are published in the New York Stock Exchange Composite Transaction section of newspapers. The Fund's NYSE trading symbol is "AMF." Weekly comparative net asset value (NAV) and market price information about the Fund is published each Monday in The Wall Street Journal, each Sunday in The New York Times and other newspapers in a table called "Closed-End Funds."

Dividend Reinvestment Plan

A Dividend Reinvestment Plan provides automatic reinvestment of dividends and capital gains distribution in additional Fund shares.

For questions concerning shareholder account information, or if you would like a brochure describing the Dividend Reinvestment Plan, please call Equiserve Trust Company, N.A. at (800) 219-4218.


-------------------------------------------------------------------------------
34 o ACM Managed Income Fund


NOTES


-------------------------------------------------------------------------------
ACM MANAGED INCOME FUND o 35


NOTES


-------------------------------------------------------------------------------
36 o ACM MANAGED INCOME FUND


-------------------------------------------------------------------------------
Privacy Notice

Alliance, the AllianceBernstein Family of Funds and AllianceBernstein Investment Research and Management, Inc. (collectively, "Alliance" or "we") understand the importance of maintaining the confidentiality of our customers' nonpublic personal information. In order to provide financial products and services to our customers efficiently and accurately, we may collect nonpublic personal information about our customers from the following sources: (1) information we receive from account documentation, including applications or other forms (which may include information such as a customer's name, address, social security number, assets and income) and (2) information about our customers' transactions with us, our affiliates and others (including information such as a customer's account balances and account activity).

It is our policy not to disclose nonpublic personal information about our customers (or former customers) except to our affiliates, or to others as permitted or required by law. From time to time, Alliance may disclose nonpublic personal information that we collect about our customers (or former customers), as described above, to non-affiliated third party providers, including those that perform processing or servicing functions and those that provide marketing services for us or on our behalf pursuant to a joint marketing agreement that requires the third party provider to adhere to Alliance's privacy policy. We have policies and procedures to safeguard nonpublic personal information about our customers (or former customers) which include: (1) restricting access to such nonpublic personal information and (2) maintaining physical, electronic and procedural safeguards that comply with federal standards to safeguard such nonpublic personal information.
-------------------------------------------------------------------------------


ACM MANAGED INCOME FUND
1345 Avenue of the Americas
New York, NY 10105
(800) 221-5672


[LOGO] ALLIANCEBERNSTEIN (SM)
Investment Research and Management


(SM) This service mark used under license from the owner, Alliance Capital Management L.P.

MIFSR0205



ITEM 2.  CODE OF ETHICS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable when filing a semi-annual report to shareholders

ITEM 6.  SCHEDULE OF INVESTMENTS.

Please see Schedule of Investments contained in the Report to Shareholders included under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable when filing a semi-annual report to shareholders

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable when filing a semi-annual report to shareholders

ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Fund's Board of Directors since the Fund last provided disclosure in response to this item.

 ITEM 10. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls over financial reporting during the second fiscal quarter of the period that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 11. EXHIBITS.

The following exhibits are attached to this Form N-CSR:

        EXHIBIT NO.      DESCRIPTION OF EXHIBIT

        11 (b) (1)       Certification of Principal Executive Officer Pursuant
                         to Section 302 of the Sarbanes-Oxley Act of 2002

        11 (b) (2)       Certification of Principal Financial Officer Pursuant
                         to Section 302 of the Sarbanes-Oxley Act of 2002

        11 (c) Certification of Principal Executive Officer and Principal Financial Officer Pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized. (Registrant): ACM Managed Income Fund, Inc.

By:   /s/ Marc O. Mayer
      ---------------------
      Marc O. Mayer
      President

Date: April 29, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ Marc O. Mayer
      ---------------------
      Marc O. Mayer
      President

Date: April 29, 2005

By:   /s/ Mark D. Gersten
      ---------------------
      Mark D. Gersten
      Treasurer and Chief Financial Officer

Date: April 29, 2005